RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2021	Nov. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Proceeds from Related Party Debt			$ 3,000,000	$ 4,000,000
Variable Interest Entity, Primary Beneficiary
Related Party Transaction [Line Items]
Invested assets				278,000,000
Non-consolidated Vairable Interest Entities
Related Party Transaction [Line Items]
Net assets				12,000,000,000
Affiliated Entity
Related Party Transaction [Line Items]
Unfunded commitments				157,000,000
Equitable Investment Management, LLC (EIM)
Related Party Transaction [Line Items]
Expenses paid or accrued for:			92,000,000	46,000,000
AllianceBernstein (AB) | Affiliated Entity
Related Party Transaction [Line Items]
Expenses paid or accrued for:			44,000,000	102,000,000	$ 109,000,000
AllianceBernstein (AB) | Affiliated Entity | Variable Interest Entity, Primary Beneficiary
Related Party Transaction [Line Items]
Invested assets			331,000,000	313,000,000
AllianceBernstein (AB) | Affiliated Entity | Non-consolidated Vairable Interest Entities
Related Party Transaction [Line Items]
Net assets			771,000,000	968,000,000
Unfunded commitments			74,000,000	126,000,000
EQ AZ Life Re
Related Party Transaction [Line Items]
GMIB reinsurance contract asset, at fair value			77,000,000
EQ AZ Life Re | Universal Life And No Lapse Guarantee Riders
Related Party Transaction [Line Items]
Ceded premiums			48,000,000	48,000,000	51,000,000
Ceded claims paid			105,000,000	93,000,000	72,000,000
Equitable Holdings | Term loan, 10 year, 3.23 percent
Related Party Transaction [Line Items]
Proceeds from Related Party Debt	$ 1,000,000,000.0
Debt instrument, term (in years)	10 years
Related party transaction, rate (as a percent)	3.23%
Due from related party			1,000,000,000
Equitable Holdings | Parent Company | EQH-AEL internal debt (one-month LIBOR 1.33%, due 2024)
Related Party Transaction [Line Items]
Proceeds from Related Party Debt		$ 900,000,000
Related party transaction, rate (as a percent)		1.33%
Due from related party			900,000,000	900,000,000
Cost Sharing And General Service Agreements
Related Party Transaction [Line Items]
Expenses paid or accrued for:			$ 75,000,000	$ 30,000,000	$ 41,000,000